COMPENSATION OF KEY MANAGEMENT PERSONNEL (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
COMPENSATION OF KEY MANAGEMENT PERSONNEL
Short-term benefits	$ 1.9	$ 1.5
Share-based payments	0.2	0.0
Termination benefits	1.1	4.1
Total key management personnel remuneration	$ 3.2	$ 5.6